Land Use Rights, Net - Schedule of Description of Land Use Right (Details)	12 Months Ended
Dec. 31, 2025
Description of Land Use Right [Member]
Schedule of Description of Land Use Right [Line Items]
Description of land use right	Jinxi CountyXiaxiao Highway intersection No.206 Guo Road West Yuan Gua Industrial Park
Useful Life [Member]
Schedule of Description of Land Use Right [Line Items]
Description of land use right	50 years from March 5, 2018 to March 4, 2068
Area [Member]
Schedule of Description of Land Use Right [Line Items]
Description of land use right	108,823.20 square meters
Cost [Member]
Schedule of Description of Land Use Right [Line Items]
Description of land use right	RMB9,562,194 (including 1% transaction service fee)